OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivables and Prepaid Expenses
	December 31,
	2016	2015

Prepaid expenses	$407	$131
Income receivable	95	109
Deposit	6	6
Others	20	72

	$528	$318